Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 12. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets at March 31, 2012 and 2011 are as follows:

	Year Ended
	March 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$841,611	$659,346
Capitalized research and development	52,494	60,609
Capitalized oil and gas development costs	1,362	-
Capitalized acquisition related costs	9,737	-
Stock based compensation	10,563	14,766
Research and development credit carry forward	10,085	10,085
Total deferred tax assets	925,852	744,806
Less: valuation allowance	(925,852)	(744,806)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $181,046 for the year ended March 31, 2012. The net decrease in the valuation allowance for deferred tax assets was $223,516 for the year ended March 31, 2011. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at March 31, 2012 available to offset future federal taxable income, if any, of $2,475,327, which will begin to expire during the fiscal year ended March 31, 2022. Accordingly, there is no current tax expense for the fiscal years ended March 31, 2012 and 2011. In addition, the Company has research and development tax credit carry forwards of $10,085 at March 31, 2012, which are available to offset federal income taxes and begin to expire during the fiscal year ended March 31, 2028.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended March 31, 2012 and 2011.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended March 31, 2012 and 2011:

	Year Ended
	March 31,
	2012	2011
Income tax benefit at statutory rate	$181,635	$62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options	-	(285,594)
Change in valuation allowance	(181,046)	223,516
	$-	$-

The fiscal years 2009 through 2012 remain open to examination by federal authorities and other jurisdictions in which the Company operates.